Earnings Per Share	12 Months Ended
Sep. 28, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
The earnings and weighted average common shares used in the computation of basic and diluted earnings per share are as follows:

	in millions, except per share data
	2013	2012	2011
Numerator:
Income from continuing operations	$848	$614	$738
Less: Net loss from continuing operations attributable to noncontrolling interests	—	(7)	(14)
Net income from continuing operations attributable to Tyson	848	621	752
Less dividends declared:
Class A	87	47	49
Class B	19	10	10
Undistributed earnings	$742	$564	$693

Class A undistributed earnings	$606	$464	$574
Class B undistributed earnings	136	100	119
Total undistributed earnings	$742	$564	$693

Denominator:
Denominator for basic earnings per share:
Class A weighted average shares	282	293	303
Class B weighted average shares, and shares under if-converted method for diluted earnings per share	70	70	70
Effect of dilutive securities:
Stock options and restricted stock	5	4	6
Convertible 2013 Notes	7	3	1
Warrants	3	—	—
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	367	370	380

Net Income Per Share from Continuing Operations Attributable to Tyson:
Class A Basic	$2.46	$1.75	$2.05
Class B Basic	$2.22	$1.57	$1.84
Diluted	$2.31	$1.68	$1.98

Net Income Per Share Attributable to Tyson:
Class A Basic	$2.26	$1.64	$2.04
Class B Basic	$2.04	$1.48	$1.84
Diluted	$2.12	$1.58	$1.97

We had no stock-based compensation shares that were antidilutive for fiscal 2013. Approximately 4 million of our stock-based compensation shares were antidilutive for fiscal 2012 and 2011. These shares were not included in the dilutive earnings per share calculation.
We have two classes of capital stock, Class A stock and Class B stock. Cash dividends cannot be paid to holders of Class B stock unless they are simultaneously paid to holders of Class A stock. The per share amount of cash dividends paid to holders of Class B stock cannot exceed 90% of the cash dividends paid to holders of Class A stock.
We allocate undistributed earnings based upon a 1 to 0.9 ratio per share to Class A stock and Class B stock, respectively. We allocate undistributed earnings based on this ratio due to historical dividend patterns, voting control of Class B shareholders and contractual limitations of dividends to Class B stock.